Income Taxes - Income Tax Expense Reconciles to Amount Computed by Applying Federal Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation to statutory rate:
Tax at federal statutory rate			$ 31,965	$ 18,623	$ 13,577
State taxes, net of federal benefit			2,344	1,384	2,229
Impact of foreign operations			(113)	(211)	0
Stock-based compensation			2,982	1,385	540
S corporation status benefit			0	0	(1,082)
S corporation conversion-DTA setup			0	0	(965)
Tax credits			(5,637)	(415)	(211)
Other			(790)	182	91
Income tax expense	$ 2,574	$ 6,129	$ 30,751	$ 20,948	$ 14,179
Reconciliation to statutory rate:
Tax at federal statutory rate			35.00%	35.00%	35.00%
State taxes, net of federal benefit			2.60%	2.60%	5.80%
Impact of foreign operations			(0.10%)	(0.40%)	0.00%
Stock-based compensation			3.30%	2.60%	1.40%
S corporation status benefit			0.00%	0.00%	(2.80%)
S corporation conversion-DTA setup			0.00%	0.00%	(2.50%)
Tax credits			(6.20%)	(0.80%)	(0.50%)
Other			(0.90%)	0.30%	0.30%
Effective Income Tax Rate Reconciliation, Percent, Total			33.70%	39.40%	36.60%